UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund:  MuniHoldings Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Terry K. Glenn, President, MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2005

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this
                               report.
                               No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings Insured Fund, Inc.

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of MuniHoldings Insured Fund, Inc.

Date: August 4, 2004